General and administration costs (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Schedule of General and Administration Costs	The significant components of general and administration costs are summarized below:

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Professional fees	16,541	9,794	6,651
Acquisition transaction costs	-	5,750	-
U.S. listing costs	-	6,026	-
IT infrastructure, hosting and support	8,406	5,967	4,691
Travel, conferences and entertainment	2,935	4,732	3,920
Rent and insurance	4,550	2,835	2,509